Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Summary of Federal Home Loan Bank Advances
At December 31, 2018 and December 31, 2017, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at
December 31,		Interest	Final
2018	2017	Rate	Maturity
$—	$20,000,000	2.53	January 9, 2018
—	10,000,000	1.60	January 5, 2018

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:
Year
Due	Payment
2019	$—
2020	—
2021	—
2022	—
2023	—